CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2018
CONVERTIBLE NOTES
CONVERTIBLE NOTES

21. CONVERTIBLE NOTES

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB

Convertible notes	—	1,188,192

On June 9, 2018, the Company entered into a Convertible Note Purchase Agreement with CNCB (Hong Kong) Investment Limited (the “CNCB (Hong Kong)”), a company incorporated under the laws of Hong Kong. CNCB (Hong Kong) agreed to purchase convertible notes from the Company in the total principal amount of US$100 million (equivalent to RMB 686.3 million) bearing interest rate of 6% per annum. On June 12, 2018, the Company entered into the other Convertible Note Purchase Agreement with Golden Fortune Company Limited (the “Golden Fortune”), a company incorporated under the laws of the Cayman Islands and whose investment manager is ICBC Asset Management (Global) Company Limited. Golden Fortune agreed to purchase convertible notes from the Company in the total principal amount of US$75 million (equivalent to RMB 514.7 million) bearing interest rate of 6.5% per annum. Both of convertible notes (the “Notes”) would mature in 363 days since the offering date. CNCB (Hong Kong) and Golden Fortune may elect to convert their respective Notes into Class A ordinary shares from the 181st day after June 27, 2018 with conversion price per ordinary shares equal to 109.5% and 108% of IPO price per ordinary share, respectively.

The Company has accounted for each of the Notes as a single instrument. The value of the Notes is measured by the cash received. The Company recorded the interest expenses according to its annual interest rate. There was no BCF attribute to the Notes as the set conversion price for each of the Notes was greater than the fair value of the ordinary share at the date of the issuance. The Company is currently going through refinancing process of the Notes.